Income Taxes (Schedule of Reconciliation between Theoretical Tax Expense (Benefit) on Pre-tax Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income taxes [Abstract]
Profit from continuing operations before income taxes	$ 93,324	$ 81,157	$ 82,263
Statutory tax rate	17.00%	17.00%	17.00%
Tax computed at the statutory tax rate	$ 15,865	$ 13,797	$ 13,985
Increase/(decrease) in tax in respect of:
Different tax rate applicable to subsidiaries operating overseas	5,551	4,371	6,429
Income subject to tax at a different tax rate	0	178	116
Non-deductible expenses	3,842	2,144	158,811
Exempt income	(4,523)	(4,949)	(158,383)
Taxes in respect of prior years	346	522	(739)
Tax in respect of foreign dividend	3,488	6,665	18,447
Tax in respect of gain on loss in control in the CPV Renewable	10,909	0	0
Share of non-controlling interests in entities transparent for tax purposes	(6,036)	0	(1,082)
Tax losses and other tax benefits for the period regarding which deferred taxes were not recorded	5,444	608	511
Other differences	5,666	1,863	(115)
Tax expense on income included in the statement of profit and loss	$ 40,552	$ 25,199	$ 37,980